Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2010 Fund	May 30, 2023
Fidelity Flex Freedom Blend 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.18%)
Past 5 years	2.53%
Since Inception	3.26%
Fidelity Flex Freedom Blend 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.72%)
Past 5 years	0.82%
Since Inception	1.57%
Fidelity Flex Freedom Blend 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.42%)
Past 5 years	1.53%
Since Inception	2.09%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.21%	[1]
F0201
Average Annual Return:
Past 1 year	(12.90%)
Past 5 years	2.58%
Since Inception	3.24%	[1]

[1]	A From June 8, 2017